Note 9 - Convertible Promissory Note (Details Textual) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 20, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 17.6		$ 11.54
Unrealized Gain (Loss) on Derivatives		$ (9,369)	$ 0	$ (156)	$ 0
Conversion Option [Member]
Unrealized Gain (Loss) on Derivatives				157
Conversion Option [Member] | Other Nonoperating Income (Expense) [Member]
Payments of Debt Issuance Costs				$ 16
Measurement Input, Share Price [Member] | Conversion Option [Member]
Derivative Liability, Measurement Input				2.33
Measurement Input, Exercise Price [Member] | Conversion Option [Member]
Derivative Liability, Measurement Input				3
Measurement Input, Expected Term [Member] | Conversion Option [Member]
Derivative Liability, Measurement Input				1
Measurement Input, Price Volatility [Member] | Conversion Option [Member]
Derivative Liability, Measurement Input				1.1071
Measurement Input, Risk Free Interest Rate [Member] | Conversion Option [Member]
Derivative Liability, Measurement Input				0.0427
Convertible Promissory Note Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 4
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares	1
Warrants and Rights Outstanding, Term (Year)	5 years
Convertible Promissory Note [Member]
Debt Instrument, Face Amount	$ 2,400
Debt Instrument, Unamortized Discount	360
Proceeds from Issuance of Debt	$ 2,040
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 3
Debt Instrument, Covenant, Minimum Financing Required to Avoid Conversion Price Adjustment	$ 5,000
Debt Instrument, Covenant, Minimum Financing Required to Avoid Conversion Price Adjustment, Percentage If Not Met	90.00%
Debt Instrument, Minimum Floor Price (in dollars per share) | $ / shares	$ 0.48
Debt Instrument, Covenant, Percentage Adjustment to Conversion Price if Defaulted	85.00%
Debt Instrument, Covenant, Percentage Increase in Prepayment of Outstanding Principal From Control Change	115.00%
Payments of Debt Issuance Costs				$ 85